Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) Income	$ (8,311,316)	$ (1,411,559)	$ 13,560
Adjustments to reconcile net (loss) income to net cash used in operating activities
Deferred tax liability	(1,463)	26,576	4,090
Depreciation expenses	16,246	10,199	2,452
Amortization	193,314	94,536
Impairment (recovery) of expected credit loss	3,403	(493)	2,731
Loss on disposal of property and equipment	109		466
Lease expenses	20,471	11,731	47,740
Change in fair value of warrant liabilities	3,168,091
Changes in operating assets and liabilities
Accounts receivable	(84,298)	6,297	(63,858)
Other receivables from an affiliate	(274,613)	(17,316)
Inventories	(1,842,207)	28,517	(30,570)
Prepaid expense and other current assets	(850,261)	(182,721)	4,818
Accounts and note payable	386,424	10,196	5,391
Accrued expense and other liabilities	251,726	175,658	4,605
Amounts due to affiliates	748,412	37,937
Operating lease liabilities	(20,744)	(12,239)	(47,082)
Net cash used in operating activities	(6,596,706)	(1,222,681)	(55,657)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(1,440,019)	(74,914)	(290)
Acquisition of intangible assets		(2,836,080)
Proceed from disposal for long-term investment		10,324
Net cash used in investing activities	(1,440,019)	(2,900,670)	(290)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants	715,645
Issuance of common shares	13,200,000	7,545,772
Proceeds from shareholders		314,409	52,952
Proceeds from (repayment to) an affiliate		(99,558)	93,544
Repayment of long-term bank loans		(32,977)	(32,609)
Payment of offering cost related to business combination	(3,219,981)	(614,137)
Proceeds from the Business Combination	173,486
Net cash provided by financing activities	10,869,150	7,113,509	113,887
Effect of change in exchange rate	42,892	55,042	(984)
NET INCREASE IN CASH AND CASH EQUIVALENTS	2,875,317	3,045,200	56,956
Cash and cash equivalents, beginning of period	3,132,298	87,098	30,142
Cash and cash equivalents, end of period	6,007,615	3,132,298	87,098
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid
Interest paid		772	2,144
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTMENT AND FINANCIAL ACTIVITIES INFORMATION:
Warrant liabilities assumed in the business combination	13,746,147
Reclassification of deferred offering costs to additional paid-in capital upon business combination	628,231
Lease liabilities arising from obtaining right-of-use assets		22,265	4,249
Deduction of right-of-use assets from cancellation of operating leases		8,610
Change in additional paid-in capital due to group structuring		$ 7,941,973